Guarantees, Commitments and Contingencies, Rent Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) site	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Capital lease sites | site	1
Operating leases rent expense	$ 40.0	$ 26.1	$ 20.0
Minimum commitments under take-or-pay purchase obligation	1,174.0
Operating Leases
2019	36.0
2020	31.1
2021	20.4
2022	17.1
2023	13.3
Thereafter	107.1
Capital Leases
2019	2.9
2020	2.9
2021	3.1
2022	3.1
2023	3.1
Thereafter	4.3
Building
Operating Leased Assets [Line Items]
Capital leases, accumulated amortization	1.9	2.3
Capital leases, net	$ 13.0	$ 16.4